Net fee and commission income (Tables)	6 Months Ended
Jun. 30, 2025
Fee and commission income (expense) [abstract]
Total fees in scope of IFRS 15 Revenues from Contracts with Customers
Fee and commission income is disaggregated below and includes a total for fees in scope of IFRS 15, Revenue from Contracts with Customers. Refer to Note 2 - Segmental reporting for information about operating segments.

	Barclays UK	Barclays UK Corporate Bank	Barclays Private Bank and Wealth Management	Barclays Investment Bank	Barclays US consumer Bank	Head Office	Barclays Group
Half year ended 30.06.25	£m	£m	£m	£m	£m	£m	£m
Fee type
Transactional	608	229	15	171	1,333	140	2,496
Advisory	—	—	166	282	—	—	448
Brokerage and execution	100	—	79	979	—	—	1,158
Underwriting and syndication	18	51	—	1,391	—	—	1,460
Other	6	—	—	—	—	9	15
Total revenue from contracts with customers	732	280	260	2,823	1,333	149	5,577
Other non-contract fee income	—	14	—	65	—	—	79
Fee and commission income	732	294	260	2,888	1,333	149	5,656
Fee and commission expense	(242)	(46)	(18)	(675)	(959)	(32)	(1,972)
Net fee and commission income	490	248	242	2,213	374	117	3,684

	Barclays UK	Barclays UK Corporate Bank	Barclays Private Bank and Wealth Management	Barclays Investment Bank	Barclays US consumer Bank	Head Office	Barclays Group
Half year ended 30.06.24	£m	£m	£m	£m	£m	£m	£m
Fee type
Transactional	551	232	16	171	1,320	171	2,461
Advisory	—	—	156	325	—	—	481
Brokerage and execution	107	—	62	776	—	—	945
Underwriting and syndication	17	46	—	1,391	—	—	1,454
Other	13	—	—	—	—	6	19
Total revenue from contracts with customers	688	278	234	2,663	1,320	177	5,360
Other non-contract fee income	—	11	—	58	—	—	69
Fee and commission income	688	289	234	2,721	1,320	177	5,429
Fee and commission expense	(177)	(43)	(19)	(516)	(893)	(43)	(1,691)
Net fee and commission income	511	246	215	2,205	427	134	3,738